9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Commitments And Contingencies Details Narrative
Rent expense	$ 10,132	$ 7,326	$ 59,372	$ 9,890
Deferred rent	$ 25,635		$ 25,635		$ 2,267